Schedule of Investments (unaudited) May 31, 2020	iShares® Currency Hedged MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares MSCI Mexico ETF(a)	21,285	$678,779

Total Investment Companies — 99.8% (Cost: $873,799)		678,779

Total Investments in Securities — 99.8% (Cost: $873,799)		678,779

Other Assets, Less Liabilities — 0.2%		1,638

Net Assets — 100.0%		$680,417

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold		Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	361,871	—	(361,871	)(b)	—	$—	$2,269	(c)	$(165)	$36
iShares MSCI Mexico ETF	19,457	6,348	(4,520)		21,285	678,779	8,103		(45,264)	(107,174)

						$678,779	$10,372		$(45,429)	$(107,138)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	592,000	USD	26,487	MS	07/03/20	$85
USD	769,300	MXN	17,108,000	MS	07/03/20	1,417

						1,502

MXN	17,108,000	USD	773,043	MS	06/03/20	(1,645)
USD	706,134	MXN	17,108,000	MS	06/03/20	(65,265)
MXN	1,350,000	USD	60,706	MS	07/03/20	(112)

						(67,022)

	Net unrealized depreciation					$(65,520)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Currency Hedged MSCI Mexico ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$678,779	$—	$—	$678,779

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,502	$—	$1,502
Liabilities
Forward Foreign Currency Exchange Contracts	—	(67,022)	—	(67,022)

	$—	$(65,520)	$—	$(65,520)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC
Currency Abbreviations

MXN	Mexican Peso

USD	United States Dollar

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